VANECK CHINA BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
CORPORATE BONDS: 66.7%
Energy : 8.8%
China National Petroleum
Corp.
4.16%, 08/16/25 CNY 6,000 $ 832,665
China Petroleum & Chemical
Corp.
3.20%, 07/27/26 CNY 6,610 924,466
1,757,131
Financials : 36.9%
Agricultural Development Bank
of China
2.96%, 04/17/30 CNY 2,320 336,470
3.74%, 07/12/29 CNY 2,740 406,616
3.75%, 01/25/29 CNY 2,620 386,325
4.39%, 09/08/27 CNY 1,270 185,712
4.65%, 05/11/28 CNY 1,360 203,352
Bank of Communications Co.
Ltd. Reg S
2.70%, 09/26/26 CNY 7,920 1,103,283
China Development Bank
3.45%, 09/20/29 CNY 4,800 706,866
3.48%, 01/08/29 CNY 4,460 650,739
3.65%, 05/21/29 CNY 1,950 287,983
3.66%, 03/01/31 CNY 1,170 176,920
3.70%, 10/20/30 CNY 4,150 626,226
4.04%, 07/06/28 CNY 4,360 642,672
China Everbright Bank Co. Ltd.
Reg S
2.72%, 09/25/26 CNY 7,920 1,103,415
Export-Import Bank of China
3.38%, 07/16/31 CNY 1,750 261,542
3.74%, 11/16/30 CNY 1,740 262,916
7,341,037
Utilities : 21.0%
China Huaneng Group Co. Ltd.
Par
(000’s) Value
Utilities (continued)
3.95%, 04/21/26 CNY 7,300 $ 1,025,743
China Southern Power Grid
Co. Ltd.
2.42%, 10/24/25 CNY 5,250 724,558
China Three Gorges Corp.
4.15%, 05/11/26 CNY 3,400 479,311
Guangdong Hengjian
Investment Holding Co. Ltd.
3.28%, 01/14/27 CNY 7,200 1,012,834
State Grid Corp. of China
2.88%, 08/30/27 CNY 6,600 927,260
4,169,706
Total Corporate Bonds
(Cost: $13,691,404) 13,267,874
GOVERNMENT OBLIGATIONS: 30.5%
Agricultural Development Bank
of China
3.33%, 01/06/26 CNY 4,650 648,279
China Government Bond
1.62%, 08/15/27 CNY 7,170 987,584
2.27%, 05/25/34 CNY 3,490 499,085
2.35%, 02/25/34 CNY 1,760 251,644
2.46%, 02/15/26 CNY 7,940 1,101,126
2.67%, 11/25/33 CNY 6,950 1,016,425
3.27%, 11/19/30 CNY 3,820 572,298
Export-Import Bank of China
2.82%, 06/17/27 CNY 3,480 490,262
3.10%, 02/13/33 CNY 3,280 487,714
Underline
Total Government Obligations
(Cost: $6,037,136) 6,054,417
Total Investments: 97.2%
(Cost: $19,728,540) 19,322,291
Other assets less liabilities: 2.8% 565,461
NET ASSETS: 100.0% $ 19,887,752
Definitions:
CNY Chinese Yuan
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.